S000008435 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	397 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
Performance Inception Date				Nov. 18, 1991
International Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	2.98%	5.25%	5.35%
Performance Inception Date				Nov. 18, 1991
International Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.56%	4.12%	4.59%
Performance Inception Date				Nov. 18, 1991
International Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.91%	4.05%	4.26%
Performance Inception Date				Nov. 18, 1991